Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (113,177,997)	$ 2,459,733	$ 3,602,365
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	4,302,344	1,840,302	161,267
Operating lease expense	54,350	41,090	56,690
Stock issued for R&D expense	76,787,525
Impairment loss	22,204,224
Changes in deferred tax	(639,652)	857,381
Changes in operating assets / liabilities:
Accounts receivable	9,019,099	(5,124,396)	(864,099)
Prepaid expenses and other current assets	866,313	(11,265,056)	(4,754,970)
Accounts payable	(873,343)
Deferred revenue	33,124	(217,533)	(778,701)
Taxes payable	(693,162)	(545,753)	661,359
Operating lease liabilities	(54,350)	(41,090)	(56,690)
Accrued expenses and other current liabilities	(301,874)	467,154	740,415
Net cash used in operating activities	(2,473,399)	(11,528,168)	(1,232,364)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of subsidiaries		932,893
Purchase of property and equipment	(35,451)	(14,864)	(6,669)
Purchase of intangible assets		(17,679,247)	(1,129,260)
Long-term deposit	(409,240)
Net cash used in investing activities	(444,691)	(16,761,218)	(1,135,929)
CASH FLOWS FROM FINANCING ACTIVITIES:
(Expenses incurred for) / proceeds from equity financing	(177,421)	11,766,810	18,769,326
Proceeds from loans	350,000
Repayment of loans	(164,526)	(32,331)
Borrowing from (repayment to) related parties	70,218	328,546	(729,521)
Net cash provided by financing activities	78,271	12,063,025	18,039,805
EFFECT OF EXCHANGE RATE CHANGES ON CASH	810,801	972,423	(187,894)
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	(2,029,018)	(15,253,938)	15,483,618
CASH & EQUIVALENTS, BEGINNING OF YEAR	2,524,957	17,778,895	2,295,277
CASH & EQUIVALENTS, END OF YEAR	495,939	2,524,957	17,778,895
Supplemental Cash Flow Data:
Income tax paid	594,990	2,382,705	934,910
Interest paid	86,484	26,454
Supplemental disclosure of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease liabilities		167,667	52,934
Shares issued for acquisition of One Eighty Ltd		53,055,300
Goodwill acquired in business acquisition		82,244,248
Identifiable intangible assets acquired in business acquisition		23,500,000
Net assets acquired in business acquisition		$ 21,785,752